UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Mid-Cap Growth Fund
Class A:
PEEAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class A	$51	1.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%
MF173E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	A
NASDAQ	PEEAX
CUSIP	74441C105
MF173E2A

PGIM Jennison Mid-Cap Growth Fund
Class C:
PEGCX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class C	$99	1.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%
MF173E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	C
NASDAQ	PEGCX
CUSIP	74441C303
MF173E2C

PGIM Jennison Mid-Cap Growth Fund
Class R:
JDERX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R	$62	1.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%
MF173E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R
NASDAQ	JDERX
CUSIP	74441C600
MF173E2R

PGIM Jennison Mid-Cap Growth Fund
Class Z:
PEGZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class Z	$35	0.71%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%
MF173E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	Z
NASDAQ	PEGZX
CUSIP	74441C808
MF173E2Z

PGIM Jennison Mid-Cap Growth Fund
Class R2:
PEGEX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R2	$54	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%
MF173E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R2
NASDAQ	PEGEX
CUSIP	74441C865
MF173E2R2

PGIM Jennison Mid-Cap Growth Fund
Class R4:
PEGGX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R4	$41	0.83%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%
MF173E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R4
NASDAQ	PEGGX
CUSIP	74441C857
MF173E2R4

PGIM Jennison Mid-Cap Growth Fund
Class R6:
PJGQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R6	$30	0.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%
MF173E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R6
NASDAQ	PJGQX
CUSIP	74441C881
MF173E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

PGIM Jennison Mid-Cap Growth Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Mid-Cap Growth Fund	1
Notes to Financial Statements	19
Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Aerospace & Defense 3.1%

BWX Technologies, Inc.	337,771	$35,118,051
HEICO Corp.	110,822	29,332,367

Hexcel Corp.	120,668	7,646,731

		72,097,149

Banks 1.9%

East West Bancorp, Inc.	471,408	44,515,057

Biotechnology 3.1%

Argenx SE (Netherlands), ADR*	29,399	18,364,673
Exact Sciences Corp.*	694,201	32,912,070
Natera, Inc.*	131,092	20,396,604

		71,673,347

Building Products 1.2%

Zurn Elkay Water Solutions Corp.	822,890	29,154,993

Capital Markets 3.5%

Houlihan Lokey, Inc.	193,764	33,588,989
LPL Financial Holdings, Inc.	132,220	49,151,463

		82,740,452

Commercial Services & Supplies 2.4%

GFL Environmental, Inc.	1,231,932	55,634,049

Communications Equipment 1.0%

Arista Networks, Inc.*	262,046	24,383,380

Construction & Engineering 1.3%

Quanta Services, Inc.	113,715	29,523,825

Consumer Finance 0.8%

Ally Financial, Inc.	509,322	18,895,846

Consumer Staples Distribution & Retail 2.8%

Performance Food Group Co.*	773,856	65,886,100

Distributors 0.5%

Pool Corp.	35,363	12,270,961

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 4.6%

AMETEK, Inc.	225,784	$42,740,911
Generac Holdings, Inc.*	122,085	16,621,873
Hubbell, Inc.	37,457	13,918,647
Vertiv Holdings Co. (Class A Stock)	363,301	34,575,356

		107,856,787

Electronic Equipment, Instruments & Components 0.9%

Teledyne Technologies, Inc.*	42,870	22,078,907

Entertainment 2.2%

Take-Two Interactive Software, Inc.*	241,872	51,272,027

Financial Services 5.2%

Apollo Global Management, Inc.(a)	286,928	42,829,742
Shift4 Payments, Inc. (Class A Stock)*(a)	639,233	63,124,259
Toast, Inc. (Class A Stock)*	395,315	15,259,159

		121,213,160

Food Products 1.4%

Freshpet, Inc.*	312,779	33,476,736

Ground Transportation 2.5%

J.B. Hunt Transport Services, Inc.	146,667	23,641,254
Saia, Inc.*	85,534	35,021,041

		58,662,295

Health Care Equipment & Supplies 3.8%

Cooper Cos., Inc. (The)*	367,265	33,193,411
Dexcom, Inc.*	196,815	17,392,541
Glaukos Corp.*	51,827	6,220,276
Insulet Corp.*	122,428	33,333,472

		90,139,700

Hotels, Restaurants & Leisure 7.6%

Cava Group, Inc.*	199,550	18,963,237
Churchill Downs, Inc.	286,923	34,000,375
Domino’s Pizza, Inc.	63,036	30,869,360
Hilton Worldwide Holdings, Inc.	193,839	51,359,581
Texas Roadhouse, Inc.	237,013	43,631,723

		178,824,276

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables 0.5%

Toll Brothers, Inc.	96,386	$10,760,533

Independent Power & Renewable Electricity Producers 1.8%

Vistra Corp.	308,076	41,177,438

Insurance 1.1%
Ryan Specialty Holdings, Inc.(a)	374,720	26,226,653

Interactive Media & Services 2.4%
Pinterest, Inc. (Class A Stock)*	1,531,255	56,625,810

IT Services 2.5%
Gartner, Inc.*	70,329	35,046,347
Globant SA*	150,758	22,693,602

		57,739,949

Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	121,561	15,550,083
Avantor, Inc.*	704,366	11,762,912
Illumina, Inc.*	279,529	24,805,404

		52,118,399

Machinery 1.2%
Xylem, Inc.	216,765	28,372,371

Media 1.6%
Trade Desk, Inc. (The) (Class A Stock)*	524,812	36,904,780

Oil, Gas & Consumable Fuels 4.1%
Cheniere Energy, Inc.	310,523	70,973,137
Expand Energy Corp.	248,828	24,604,113

		95,577,250

Personal Care Products 0.3%
elf Beauty, Inc.*(a)	98,192	6,897,988

Real Estate Management & Development 2.0%
CBRE Group, Inc. (Class A Stock)*	252,237	35,802,520
CoStar Group, Inc.*	134,619	10,264,699

		46,067,219

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 5.2%

Entegris, Inc.	224,813	$22,755,572
Marvell Technology, Inc.	579,596	53,218,505
Microchip Technology, Inc.	156,476	9,210,177
Monolithic Power Systems, Inc.	31,758	19,404,456
Universal Display Corp.	117,604	18,066,326

		122,655,036

Software 16.7%

AppLovin Corp. (Class A Stock)*	122,398	39,869,925
Cadence Design Systems, Inc.*	74,007	18,538,753
Crowdstrike Holdings, Inc. (Class A Stock)*	193,772	75,505,198
CyberArk Software Ltd.*	134,281	48,858,142
Datadog, Inc. (Class A Stock)*	500,953	58,386,072
HubSpot, Inc.*	102,602	74,282,822
Monday.com Ltd.*	56,160	16,666,603
Procore Technologies, Inc.*	334,322	25,565,603
Samsara, Inc. (Class A Stock)*	707,097	33,714,385

		391,387,503

Specialty Retail 4.6%

Burlington Stores, Inc.*	242,361	60,427,868
O’Reilly Automotive, Inc.*	35,167	48,306,798

		108,734,666

Textiles, Apparel & Luxury Goods 2.1%

On Holding AG (Switzerland) (Class A Stock)*(a)	1,025,581	49,720,167

Trading Companies & Distributors 1.2%

Watsco, Inc.	56,554	28,521,879

TOTAL LONG-TERM INVESTMENTS
(cost $1,715,475,912)		2,329,786,688

SHORT-TERM INVESTMENTS 6.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wb)	17,921,217	17,921,217

See Notes to Financial Statements.

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.544%) (cost $128,447,872; includes $127,807,046 of cash collateral for securities on loan)(b)(wb)	128,526,138	$128,436,169

TOTAL SHORT-TERM INVESTMENTS (cost $146,369,089)		146,357,386

TOTAL INVESTMENTS 105.6% (cost $1,861,845,001)		2,476,144,074

Liabilities in excess of other assets (5.6)%		(130,841,460)

NET ASSETS 100.0%		$2,345,302,614

Below is a list of the abbreviation(s) used in the semiannual report:

 ADR—American Depositary Receipt

 SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,298,713; cash collateral of $127,807,046 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$72,097,149	$—	$—
Banks	44,515,057	—	—
Biotechnology	71,673,347	—	—

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 5

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Building Products	$29,154,993	$—	$—
Capital Markets	82,740,452	—	—
Commercial Services & Supplies	55,634,049	—	—
Communications Equipment	24,383,380	—	—
Construction & Engineering	29,523,825	—	—
Consumer Finance	18,895,846	—	—
Consumer Staples Distribution & Retail	65,886,100	—	—
Distributors.	12,270,961	—	—
Electrical Equipment	107,856,787	—	—
Electronic Equipment, Instruments & Components	22,078,907	—	—
Entertainment	51,272,027	—	—
Financial Services	121,213,160	—	—
Food Products.	33,476,736	—	—
Ground Transportation	58,662,295	—	—
Health Care Equipment & Supplies.	90,139,700	—	—
Hotels, Restaurants & Leisure	178,824,276	—	—
Household Durables	10,760,533	—	—
Independent Power & Renewable Electricity Producers	41,177,438	—	—
Insurance	26,226,653	—	—
Interactive Media & Services	56,625,810	—	—
IT Services	57,739,949	—	—
Life Sciences Tools & Services	52,118,399	—	—
Machinery	28,372,371	—	—
Media	36,904,780	—	—
Oil, Gas & Consumable Fuels	95,577,250	—	—
Personal Care Products	6,897,988	—	—
Real Estate Management & Development	46,067,219	—	—
Semiconductors & Semiconductor Equipment	122,655,036	—	—
Software	391,387,503	—	—
Specialty Retail	108,734,666	—	—
Textiles, Apparel & Luxury Goods	49,720,167	—	—
Trading Companies & Distributors	28,521,879	—	—
Short-Term Investments
Affiliated Mutual Funds	146,357,386	—	—

Total	$2,476,144,074	$—	$—

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Software	16.7%
Hotels, Restaurants & Leisure	7.6
Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	6.3
Semiconductors & Semiconductor Equipment	5.2
Financial Services	5.2
Specialty Retail	4.6
Electrical Equipment	4.6
Oil, Gas & Consumable Fuels	4.1
Health Care Equipment & Supplies	3.8
Capital Markets	3.5
Aerospace & Defense	3.1
Biotechnology	3.1
Consumer Staples Distribution & Retail	2.8
Ground Transportation	2.5
IT Services	2.5
Interactive Media & Services	2.4
Commercial Services & Supplies	2.4
Life Sciences Tools & Services	2.2
Entertainment	2.2
Textiles, Apparel & Luxury Goods	2.1

Real Estate Management & Development	2.0%
Banks	1.9
Independent Power & Renewable Electricity
Producers	1.8
Media	1.6
Food Products	1.4
Construction & Engineering	1.3
Building Products	1.2
Trading Companies & Distributors	1.2
Machinery	1.2
Insurance	1.1
Communications Equipment	1.0
Electronic Equipment, Instruments & Components	0.9
Consumer Finance	0.8
Distributors	0.5
Household Durables	0.5
Personal Care Products	0.3

105.6
Liabilities in excess of other assets	(5.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$127,298,713	$(127,298,713)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 7

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2025

Assets

Investments at value, including securities on loan of $127,298,713:
Unaffiliated investments (cost $1,715,475,912)	$2,329,786,688
Affiliated investments (cost $146,369,089)	146,357,386
Receivable for Fund shares sold	4,874,559
Receivable for investments sold	4,563,036
Dividends receivable	219,527
Tax reclaim receivable	20,000
Prepaid expenses	11,913

Total Assets	2,485,833,109

Liabilities
Payable to broker for collateral for securities on loan	127,807,046
Payable for Fund shares purchased	5,881,562
Payable for investments purchased	4,412,469
Management fee payable	1,091,898
Accrued expenses and other liabilities	1,036,727
Distribution fee payable	208,536
Affiliated transfer agent fee payable	89,171
Directors’ fees payable	3,086

Total Liabilities	140,530,495

Net Assets	$2,345,302,614

Net assets were comprised of:
Common stock, at par	$127,952
Paid-in capital in excess of par	1,702,724,546
Total distributable earnings (loss)	642,450,116

Net assets, February 28, 2025	$2,345,302,614

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($687,234,534 ÷ 47,646,096 shares of common stock issued and outstanding)	$14.42
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.26

Class C

Net asset value, offering price and redemption price per share,
($9,186,657 ÷ 477,442 shares of common stock issued and outstanding)	$19.24

Class R

Net asset value, offering price and redemption price per share,
($72,880,896 ÷ 6,224,792 shares of common stock issued and outstanding)	$11.71

Class Z

Net asset value, offering price and redemption price per share,
($610,720,263 ÷ 29,580,607 shares of common stock issued and outstanding)	$20.65

Class R2

Net asset value, offering price and redemption price per share,
($3,975,003 ÷ 192,944 shares of common stock issued and outstanding)	$20.60

Class R4

Net asset value, offering price and redemption price per share,
($8,264,239 ÷ 388,365 shares of common stock issued and outstanding)	$21.28

Class R6

Net asset value, offering price and redemption price per share,
($953,041,022 ÷ 43,441,541 shares of common stock issued and outstanding)	$21.94

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 9

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $6,411 foreign withholding tax)	$5,138,410
Affiliated dividend income	897,752
Income from securities lending, net (including affiliated income of $68,371)	68,519

Total income	6,104,681

Expenses
Management fee	7,189,008
Distribution fee(a)	1,481,279
Shareholder servicing fees(a)	17,594
Transfer agent’s fees and expenses (including affiliated expense of $177,710)(a)	1,012,783
Custodian and accounting fees	76,703
Shareholders’ reports	75,203
Registration fees(a)	61,747
Professional fees	22,257
Directors’ fees	20,723
Audit fee	13,246
Miscellaneous	26,772

Total expenses	9,997,315
Less: Fee waiver and/or expense reimbursement(a)	(12,465)
Distribution fee waiver(a)	(102,161)

Net expenses	9,882,689

Net investment income (loss)	(3,778,008)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(28,071))	43,816,487
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(11,703))	3,253,453

Net gain (loss) on investment transactions	47,069,940

Net Increase (Decrease) In Net Assets Resulting From Operations	$43,291,932

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,118,562	50,936	306,482	—	5,299	—	—
Shareholder servicing fees	—	—	—	—	2,120	15,474	—
Transfer agent’s fees and expenses	508,997	12,089	62,275	375,848	3,863	26,921	22,790
Registration fees	12,362	7,816	5,106	15,730	3,320	3,320	14,093
Fee waiver and/or expense reimbursement	—	—	—	—	(4,179)	(8,286)	—
Distribution fee waiver	—	—	(102,161)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,778,008)	$(6,189,562)
Net realized gain (loss) on investment transactions	43,816,487	134,790,748
Net change in unrealized appreciation (depreciation) on investments	3,253,453	136,887,352

Net increase (decrease) in net assets resulting from operations	43,291,932	265,488,538

Dividends and Distributions
Distributions from distributable earnings
Class A	(48,366,926)	(31,581,817)
Class C	(503,180)	(325,753)
Class R	(6,463,802)	(4,431,988)
Class Z	(30,342,853)	(18,997,852)
Class R2	(198,527)	(103,422)
Class R4	(1,801,879)	(827,780)
Class R6	(43,935,110)	(22,527,625)

	(131,612,277)	(78,796,237)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	202,037,094	538,622,417
Net asset value of shares issued in reinvestment of dividends and distributions	122,376,386	74,953,002
Cost of shares purchased	(351,003,305)	(518,688,493)

Net increase (decrease) in net assets from Fund share transactions	(26,589,825)	94,886,926

Total increase (decrease)	(114,910,170)	281,579,227

Net Assets:

Beginning of period	2,460,212,784	2,178,633,557

End of period	$2,345,302,614	$2,460,212,784

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 11

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.18		$14.21	$12.85	$23.79	$25.32	$29.35
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.07)	(0.08)	(0.11)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investment transactions	0.32		1.66	1.68	(3.99)	8.28	4.84
Total from investment operations	0.28		1.59	1.60	(4.10)	8.13	4.74
Less Dividends and Distributions:
Distributions from net realized gains	(1.04)		(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of period	$14.42		$15.18	$14.21	$12.85	$23.79	$25.32
Total Return(b) :	1.31%		11.55%	12.63%	(23.87)%	38.68%	21.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$687,235		$739,130	$748,452	$755,816	$1,126,764	$925,117
Average net assets (000)	$751,888		$739,106	$734,728	$925,727	$1,056,327	$867,188
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03	%(d)	1.04%	1.07%	1.05%	1.03%	1.06%
Expenses before waivers and/or expense reimbursement	1.03	%(d)	1.04%	1.07%	1.05%	1.03%	1.06%
Net investment income (loss)	(0.54	)%(d)	(0.50)%	(0.63)%	(0.69)%	(0.65)%	(0.42)%
Portfolio turnover rate(e)	28%		61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022(a)	2021(a)	2020(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.02		$18.74	$17.02	$29.48	$54.12	$79.08
Income (loss) from investment operations:
Net investment income (loss)	(0.15)		(0.29)	(0.27)	(0.33)	(0.48)	(0.60)
Net realized and unrealized gain (loss) on investment transactions	0.41		2.19	2.23	(5.29)	14.48	10.72
Total from investment operations	0.26		1.90	1.96	(5.62)	14.00	10.12
Less Dividends and Distributions:
Distributions from net realized gains	(1.04)		(0.62)	(0.24)	(6.84)	(38.64)	(35.08)
Net asset value, end of period	$19.24		$20.02	$18.74	$17.02	$29.48	$54.12
Total Return(c) :	0.84%		10.44%	11.64%	(24.54)%	37.57%	20.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,187		$10,130	$9,936	$10,966	$17,586	$29,633
Average net assets (000)	$10,272		$10,105	$10,180	$13,699	$22,913	$34,773
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.98	%(e)	2.06%	1.99%	1.91%	1.79%	1.76%
Expenses before waivers and/or expense reimbursement	1.98	%(e)	2.06%	1.99%	1.91%	1.79%	1.76%
Net investment income (loss)	(1.50	)%(e)	(1.52)%	(1.56)%	(1.55)%	(1.39)%	(1.10)%
Portfolio turnover rate(f)	28%		61%	38%	51%	71%	58%

(a)

The Fund had a 4-for-1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 7 in the Notes to Financial Statements). The net asset value reported at the original dates prior to the reverse stock split were $7.37 and $13.53 for the years ended August 31, 2021 and 2020, respectively.

(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 13

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.51		$11.84	$10.77	$21.09	$23.41	$27.83
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.09)	(0.09)	(0.13)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investment transactions	0.29		1.38	1.40	(3.35)	7.52	4.48
Total from investment operations	0.24		1.29	1.31	(3.48)	7.34	4.35
Less Dividends and Distributions:
Distributions from net realized gains	(1.04)		(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of period	$11.71		$12.51	$11.84	$10.77	$21.09	$23.41
Total Return(b) :	1.19%		11.40%	12.37%	(24.05)%	38.38%	21.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,881		$81,479	$87,966	$91,437	$139,403	$124,024
Average net assets (000)	$82,406		$84,470	$85,193	$111,055	$135,345	$121,955
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25	%(d)	1.26%	1.25%	1.26%	1.24%	1.26%
Expenses before waivers and/or expense reimbursement	1.50	%(d)	1.51%	1.50%	1.51%	1.49%	1.51%
Net investment income (loss)	(0.77	)%(d)	(0.72)%	(0.82)%	(0.90)%	(0.86)%	(0.61)%
Portfolio turnover rate(e)	28%		61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.28		$19.62	$17.59	$29.94	$29.67	$32.84
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)	(0.05)	(0.08)	(0.09)	(0.02)
Net realized and unrealized gain (loss) oninvestment transactions	0.43		2.32	2.32	(5.43)	10.02	5.62
Total from investment operations	0.41		2.28	2.27	(5.51)	9.93	5.60
Less Dividends and Distributions:
Distributions from net realized gains	(1.04)		(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of period	$20.65		$21.28	$19.62	$17.59	$29.94	$29.67
Total Return(b):	1.46%		11.94%	13.04%	(23.64)%	39.12%	22.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$610,720		$625,973	$595,557	$564,177	$845,309	$771,068
Average net assets (000)	$653,698		$618,082	$556,388	$682,445	$829,228	$896,694
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.71	%(d)	0.72%	0.73%	0.71%	0.70%	0.74%
Expenses before waivers and/or expense reimbursement	0.71	%(d)	0.72%	0.73%	0.71%	0.70%	0.74%
Net investment income (loss)	(0.23	)%(d)	(0.18)%	(0.29)%	(0.36)%	(0.32)%	(0.08)%
Portfolio turnover rate(e)	28%		61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 15

Financial Highlights (unaudited) (continued)

Class R2 Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.28		$19.68	$17.71	$30.19	$29.94	$33.15
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.12)	(0.16)	(0.22)	(0.12)
Net realized and unrealized gain (loss) on investment transactions	0.43		2.33	2.33	(5.48)	10.13	5.68
Total from investment operations	0.36		2.22	2.21	(5.64)	9.91	5.56
Less Dividends and Distributions:
Distributions from net realized gains	(1.04)		(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of period	$20.60		$21.28	$19.68	$17.71	$30.19	$29.94
Total Return(b):	1.27%		11.59%	12.60%	(23.92)%	38.60%	21.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,975		$4,200	$1,858	$1,269	$1,851	$650
Average net assets (000)	$4,274		$3,524	$1,402	$1,523	$1,050	$562
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08	%(d)	1.08%	1.08%	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.28	%(d)	1.38%	1.56%	1.63%	1.98%	3.70%
Net investment income (loss)	(0.60	)%(d)	(0.53)%	(0.64)%	(0.72)%	(0.75)%	(0.45)%
Portfolio turnover rate(e)	28%		61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.92		$20.21	$18.13	$30.68	$30.24	$33.33
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.06)	(0.07)	(0.10)	(0.14)	(0.09)
Net realized and unrealized gain (loss) oninvestment transactions	0.44		2.39	2.39	(5.61)	10.24	5.77
Total from investment operations	0.40		2.33	2.32	(5.71)	10.10	5.68
Less Dividends and Distributions:
Distributions from net realized gains	(1.04)		(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of period	$21.28		$21.92	$20.21	$18.13	$30.68	$30.24
Total Return(b):	1.41%		11.84%	12.92%	(23.74)%	38.90%	22.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,264		$37,242	$26,663	$20,254	$1,810	$1,088
Average net assets (000)	$31,206		$31,909	$23,220	$17,358	$1,421	$531
Ratios to average net assets(c) :
Expenses after waivers and/or expensereimbursement	0.83	%(d)	0.83%	0.83%	0.83%	0.83%	0.83%
Expenses before waivers and/or expensereimbursement	0.88	%(d)	0.87%	0.87%	0.88%	1.50%	3.58%
Net investment income (loss)	(0.34	)%(d)	(0.29)%	(0.40)%	(0.46)%	(0.47)%	(0.33)%
Portfolio turnover rate(e)	28%		61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 17

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.55		$20.72	$18.54	$31.16	$30.52	$33.50
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)	(0.03)	(0.05)	(0.06)	0.01
Net realized and unrealized gain (loss) oninvestment transactions	0.44		2.46	2.45	(5.73)	10.36	5.78
Total from investment operations	0.43		2.45	2.42	(5.78)	10.30	5.79
Less Dividends and Distributions:
Distributions from net realized gains	(1.04)		(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of period	$21.94		$22.55	$20.72	$18.54	$31.16	$30.52
Total Return(b):	1.51%		12.13%	13.18%	(23.57)%	39.27%	22.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$953,041		$962,059	$708,201	$603,976	$878,037	$682,514
Average net assets (000)	$1,011,196		$852,785	$633,368	$736,358	$789,403	$640,757
Ratios to average net assets(c) :
Expenses after waivers and/or expensereimbursement	0.60	%(d)	0.60%	0.60%	0.60%	0.59%	0.60%
Expenses before waivers and/or expensereimbursement	0.60	%(d)	0.60%	0.60%	0.60%	0.59%	0.60%
Net investment income (loss)	(0.11	)%(d)	(0.06)%	(0.17)%	(0.24)%	(0.21)%	0.04%
Portfolio turnover rate(e)	28%		61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Mid-Cap Growth Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the

PGIM Jennison Mid-Cap Growth Fund 19

Notes to Financial Statements (unaudited) (continued)

“Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are

PGIM Jennison Mid-Cap Growth Fund 21

Notes to Financial Statements (unaudited) (continued)

reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Expected Distribution Schedule to Shareholders*	Frequency

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $1 billion;	0.57%
0.55% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2025, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the

PGIM Jennison Mid-Cap Growth Fund 23

Notes to Financial Statements (unaudited) (continued)

waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—

Z	—

R2	1.08

R4	0.83

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2025 to limit such expenses. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.30%	N/A	%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the reporting period ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$93,301	$1,100
C	—	797

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended February 28, 2025, brokerage commissions recaptured under these agreements was $39,078.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Jennison Mid-Cap Growth Fund 25

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$694,595,635	$830,054,598

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)

$43,601,356	$ 288,585,549	$314,265,688	$ —	$ —	$ 17,921,217	17,921,217	$897,752

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wb)

—	728,102,177	599,626,234	(11,703)	(28,071)	128,436,169	128,526,138	68,371(2)

$43,601,356	$1,016,687,726	$913,891,922	$(11,703)	$(28,071)	$146,357,386		$966,123

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wb)  Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,870,555,976	$706,081,180	$(100,493,082)	$605,588,098

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2025).

Qualified Late-Year Losses	Post-October Capital Losses

$3,266,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 2,000,000,000 shares of capital stock, $0.001 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares

A	345,000,000

B	5,000,000

C	25,000,000

R	125,000,000

Z	800,000,000

T	100,000,000

R2	100,000,000

R4	100,000,000

R6	400,000,000

PGIM Jennison Mid-Cap Growth Fund 27

Notes to Financial Statements (unaudited) (continued)

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	6,617	0.1%

R4	928	0.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	38.4

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	1,319,614	$20,554,780
Shares issued in reinvestment of dividends and distributions	2,958,339	46,712,168
Shares purchased	(5,262,905)	(82,324,904)
Net increase (decrease) in shares outstanding before conversion	(984,952)	(15,057,956)
Shares issued upon conversion from other share class(es)	94,012	1,477,335
Shares purchased upon conversion into other share class(es)	(168,293)	(2,644,176)
Net increase (decrease) in shares outstanding	(1,059,233)	$(16,224,797)

Year ended August 31, 2024:
Shares sold	3,046,614	$43,774,272
Shares issued in reinvestment of dividends and distributions	2,215,738	30,488,551
Shares purchased	(9,145,227)	(131,930,677)
Net increase (decrease) in shares outstanding before conversion	(3,882,875)	(57,667,854)
Shares issued upon conversion from other share class(es)	177,411	2,537,958
Shares purchased upon conversion into other share class(es)	(271,053)	(3,922,426)
Net increase (decrease) in shares outstanding	(3,976,517)	$(59,052,322)

Share Class	Shares	Amount

Class C
Six months ended February 28, 2025:
Shares sold	23,167	$479,872
Shares issued in reinvestment of dividends and distributions	23,482	495,480
Shares purchased	(49,943)	(1,037,142)
Net increase (decrease) in shares outstanding before conversion	(3,294)	(61,790)
Shares purchased upon conversion into other share class(es)	(25,147)	(519,670)
Net increase (decrease) in shares outstanding	(28,441)	$(581,460)

Year ended August 31, 2024:
Shares sold	97,824	$1,849,385
Shares issued in reinvestment of dividends and distributions	17,557	321,122
Shares purchased	(89,371)	(1,704,719)
Net increase (decrease) in shares outstanding before conversion	26,010	465,788
Shares purchased upon conversion into other share class(es)	(50,473)	(959,951)
Net increase (decrease) in shares outstanding	(24,463)	$(494,163)

Class R
Six months ended February 28, 2025:
Shares sold	355,150	$4,609,444
Shares issued in reinvestment of dividends and distributions	504,191	6,463,730
Shares purchased	(1,148,405)	(14,651,087)
Net increase (decrease) in shares outstanding	(289,064)	$(3,577,913)

Year ended August 31, 2024:
Shares sold	699,484	$8,354,770
Shares issued in reinvestment of dividends and distributions	390,136	4,431,948
Shares purchased	(2,004,033)	(24,104,208)
Net increase (decrease) in shares outstanding	(914,413)	$(11,317,490)

Class Z
Six months ended February 28, 2025:
Shares sold	3,160,074	$70,709,617
Shares issued in reinvestment of dividends and distributions	1,288,031	29,083,735
Shares purchased	(4,319,836)	(95,391,801)
Net increase (decrease) in shares outstanding before conversion	128,269	4,401,551
Shares issued upon conversion from other share class(es)	236,168	5,469,880
Shares purchased upon conversion into other share class(es)	(193,045)	(4,219,121)
Net increase (decrease) in shares outstanding	171,392	$5,652,310

PGIM Jennison Mid-Cap Growth Fund 29

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	6,645,638	$132,480,085
Shares issued in reinvestment of dividends and distributions	941,652	18,126,804
Shares purchased	(8,606,702)	(173,622,171)
Net increase (decrease) in shares outstanding before conversion	(1,019,412)	(23,015,282)
Shares issued upon conversion from other share class(es)	180,322	3,631,806
Shares purchased upon conversion into other share class(es)	(107,711)	(2,132,006)
Net increase (decrease) in shares outstanding	(946,801)	$(21,515,482)

Class R2
Six months ended February 28, 2025:
Shares sold	17,050	$381,474
Shares issued in reinvestment of dividends and distributions	8,804	198,527
Shares purchased	(30,298)	(663,614)
Net increase (decrease) in shares outstanding	(4,444)	$(83,613)

Year ended August 31, 2024:
Shares sold	129,468	$2,576,656
Shares issued in reinvestment of dividends and distributions	5,359	103,422
Shares purchased	(31,829)	(649,681)
Net increase (decrease) in shares outstanding	102,998	$2,030,397

Class R4
Six months ended February 28, 2025:
Shares sold	243,361	$5,576,778
Shares issued in reinvestment of dividends and distributions	16,233	377,895
Shares purchased	(1,570,085)	(35,354,835)
Net increase (decrease) in shares outstanding	(1,310,491)	$(29,400,162)

Year ended August 31, 2024:
Shares sold	691,318	$14,371,335
Shares issued in reinvestment of dividends and distributions	4,392	87,133
Shares purchased	(316,185)	(6,594,551)
Net increase (decrease) in shares outstanding	379,525	$7,863,917

Share Class	Shares	Amount

Class R6
Six months ended February 28, 2025:
Shares sold	4,254,868	$99,725,129
Shares issued in reinvestment of dividends and distributions	1,627,547	39,044,851
Shares purchased	(5,142,181)	(121,579,922)
Net increase (decrease) in shares outstanding before conversion	740,234	17,190,058
Shares issued upon conversion from other share class(es)	154,774	3,566,973
Shares purchased upon conversion into other share class(es)	(123,886)	(3,131,221)
Net increase (decrease) in shares outstanding	771,122	$17,625,810

Year ended August 31, 2024:
Shares sold	15,847,404	$335,215,914
Shares issued in reinvestment of dividends and distributions	1,050,271	21,394,022
Shares purchased	(8,446,110)	(180,082,486)
Net increase (decrease) in shares outstanding before conversion	8,451,565	176,527,450
Shares issued upon conversion from other share class(es)	51,339	1,088,858
Shares purchased upon conversion into other share class(es)	(11,398)	(244,239)
Net increase (decrease) in shares outstanding	8,491,506	$177,372,069

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Per share data in the Financial Highlights for Class C shares have been retroactively adjusted to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

PGIM Jennison Mid-Cap Growth Fund 31

Notes to Financial Statements (unaudited) (continued)

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2025.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

PGIM Jennison Mid-Cap Growth Fund 33

Notes to Financial Statements (unaudited) (continued)

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector such as the information technology and industrials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

PGIM Jennison Mid-Cap Growth Fund 35

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer
(Principal Financial Officer)

Date:	April 15, 2025